Warrants (Details) (USD $)	0 Months Ended		6 Months Ended	12 Months Ended							12 Months Ended							12 Months Ended							6 Months Ended		12 Months Ended
	May 27, 2011	Dec. 07, 2010	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Private Placement [Member] Warrants Expiring in December 2014 and January 2015 [Member]	Dec. 31, 2012 Private Placement [Member] Warrants Expiring in June and August 2014 [Member]	Dec. 31, 2012 Private Placement [Member] Warrants Expiring In May 2013 [Member]	Jun. 30, 2013 Private Placement [Member] Warrants Expiring in June and August 2014 [Member]	Jun. 30, 2013 Private Placement [Member] Warrants Expiring In December 2014 And January 2015 [Member]	Dec. 31, 2012 Warrants Expiring in May 2016 [Member]	Dec. 31, 2012 Warrants Expiring in December 2014 and January 2015 [Member]	Dec. 31, 2009 Warrants Expiring in December 2014 and January 2015 [Member]	Dec. 31, 2012 Warrants Expiring in June and August 2014 [Member]	Dec. 31, 2009 Warrants Expiring in June and August 2014 [Member]	Dec. 31, 2012 Warrants Expiring In May 2013 [Member]	Dec. 31, 2008 Warrants Expiring In May 2013 [Member]	Dec. 31, 2010 Warrants Expiring in December 2015 [Member]	Jun. 30, 2013 Series C SSA [Member]	Dec. 31, 2012 Series C SSA [Member]	Jun. 30, 2013 Warrants Expiring in June and August 2014 [Member]	Dec. 31, 2009 Warrants Expiring in June and August 2014 [Member]	Jun. 30, 2013 Warrants Expiring In December 2014 And January 2015 [Member]	Dec. 31, 2009 Warrants Expiring In December 2014 And January 2015 [Member]	Jun. 30, 2013 Warrant [Member]	Jun. 30, 2012 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Jun. 30, 2013 Warrant [Member] Minimum [Member]	Jun. 30, 2012 Warrant [Member] Minimum [Member]	Dec. 31, 2011 Warrant [Member] Minimum [Member]	Jun. 30, 2013 Warrant [Member] Maximum [Member]	Dec. 31, 2012 Warrant [Member] Maximum [Member]	Jun. 30, 2012 Warrant [Member] Maximum [Member]	Dec. 31, 2011 Warrant [Member] Maximum [Member]	Dec. 31, 2012 Fundraising in May 2011 [Member]	Dec. 31, 2012 Minimum [Member]
Warrants (Details) [Line Items]
Derivative Liability (in Dollars)	$ 11,495,163			$ 102,695	$ 655,219																				$ 701,857	$ 329,414	$ 102,695	$ 655,219								$ 315,803
Derivative Financial Instruments, Liabilities, Fair Value Disclosure Per Instrument (in Dollars per share)																													$ 0.09	$ 0.001	$ 0.02	$ 0.13	$ 0.02	$ 0.052	$ 0.10		$ 0.0000006
Share Price (in Dollars per share)			$ 0.04	$ 0.03							$ 0.68														$ 0.04	$ 0.07	$ 0.03	$ 0.16
Increase (Decrease) in Derivative Liabilities (in Dollars)				(552,524)	(1,269,940)																				599,162	325,805
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	56,173,248			1,051,074		101,686	769,231	180,157	769,231	101,686		2,875,736	966,247	4,487,656	1,750,185	2,265,071	634,220		1,077,911	1,077,911	4,487,656	1,750,185	2,875,736	966,247
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)											$ 0.62	$ 0.84	$ 2.50	$ 0.78	$ 2.00	$ 0.84	$ 3.00		$ 2.3193	$ 2.3193	$ 0.78	$ 2.00	$ 0.84	$ 2.50
Fair Value Assumptions, Expected Volatility Rate											89.58%
Fair Value Assumptions, Risk Free Interest Rate											1.03%
Fair Value Assumptions, Expected Dividend Rate											0.00%																0.00%	0.00%
Fair Value Assumptions, Expected Term	3 years 6 months	5 years									3 years 6 months
Debt Conversion, Converted Instrument, Warrants or Options Issued																		95,368
Increase (Decrease) in Derivative Liabilities				(552,524)	(1,269,940)																				599,162	325,805
Warrants Expiration Date			May2016
Proceeds from Issuance of Warrants	9,752,417																								9,752,417
Payments of Debt Issuance Costs																									$ 806,039
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	56,173,248			1,051,074		101,686	769,231	180,157	769,231	101,686		2,875,736	966,247	4,487,656	1,750,185	2,265,071	634,220		1,077,911	1,077,911	4,487,656	1,750,185	2,875,736	966,247